Interests in associates and joint ventures - Principal associates of HSBC (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount	$ 23,559	$ 23,616
Fair value	9,764	8,537
The Saudi British Bank
Disclosure of associates [line items]
Carrying amount	4,472	4,426
Fair value	$ 6,910	$ 5,599